LEASES - Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets obtained in exchange for lease liabilities	$ 80,314	$ 60,828
Cash paid for amounts included in the measurement of lease liabilities	$ 41,377	$ 33,543